Basic and diluted net loss per share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Basic and diluted net loss per share
25	Basic and diluted net loss per share

Basic and diluted net loss per share for the six months ended June 30, 2019 and 2020 are calculated as follows:

	For the six months ended June 30,
	2019	2020

Numerator:
Net loss attributable to ordinary shareholders of the Company	(5,276)	(7,352)
Numerator of basic net loss per share	(5,276)	(7,352)

Denominator:
Denominator for basic net loss per share
- weighted average shares outstanding	28,350,323	34,795,154
Denominator for diluted net loss per share
- weighted average shares outstanding	28,350,323	34,795,154

Basic net loss per share	(0.19)	(0.21)
Diluted net loss per share	(0.19)	(0.21)

The share options, RSUs, warrants and convertible notes were excluded from the computation of diluted net loss per ordinary share for the years presented because including them would have had an anti-dilutive effect.

25	Basic and diluted net loss per share (Continued)

The following ordinary share equivalents were excluded from the computation of diluted net loss per ordinary share for the years presented because including them would have had an anti-dilutive effect:

	As of June 30,
	2019	2020

Share options and RSUs – weighted average (thousands)	361	568
Convertible notes – weighted average (thousands)	3,888	372
Warrants – weighted average (thousands)	—	2,325